Interim Financial Results (Footnotes) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Business Acquisition [Line Items]
Payments for Legal Settlements				$ 8
Restructuring and other charges									$ 54		$ 252		$ 846
Write-off of certain regulatory pre-engineering costs		$ 8
Net (gains) losses on sales and impairments of businesses		5	$ 28	37					70		174		38
Refund and state tax credits							$ (4)
Legal reserve adjustment					$ 15
Impairment of Orsa goodwill and trade name intangible									0		137		100
Tax audits									(14)		0		0
Other Tax Expense (Benefit)	$ 17	(24)	7	(74)	(11)	$ (70)	(39)
Income tax provision (benefit) related to special items									(74)		(121)		(453)
Pre-tax charges (gains)	45	66	33	38	158	211	190	$ 0
Inventory adjustment	19
Industrial Packaging
Business Acquisition [Line Items]
Impairment of Orsa goodwill and trade name intangible					137
Special Items [Member]
Business Acquisition [Line Items]
Income tax provision (benefit) related to special items	(14)	(24)	(10)	(3)					(51)		(84)		(372)
Settlement of tax audits and legislative changes
Business Acquisition [Line Items]
Income tax provision (benefit) related to special items									(14)		0		10
IP Asia Packaging [Member]
Business Acquisition [Line Items]
Impairment of Long-Lived Assets to be Disposed of									46
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | IP-Sun JV [Member]
Business Acquisition [Line Items]
Impairment of Long-Lived Assets to be Disposed of					(12)	186
Riegelwood mill conversion costs
Business Acquisition [Line Items]
Restructuring and other charges				9	15	7	(14)				8	[1]
India packaging evaluation write-off
Business Acquisition [Line Items]
Restructuring and other charges		17							17
Timber monetization restructuring
Business Acquisition [Line Items]
Restructuring and other charges					(1)	17					16
Early debt extinguishment costs (see Note 13)
Business Acquisition [Line Items]
Restructuring and other charges		29					207		29		207		276
Gain on sale of investment in Arizona Chemical
Business Acquisition [Line Items]
Restructuring and other charges				(8)					(8)
Other items
Business Acquisition [Line Items]
Restructuring and other charges					4	1	1				6		$ 16	[2]
Turkey mill closure
Business Acquisition [Line Items]
Restructuring and other charges	7								7	[3]
Weyerhaeuser Pulp Business [Member]
Business Acquisition [Line Items]
Costs associated with the newly acquired pulp business	19	$ 7	5						28
Inventory adjustment	19								$ 33		$ 33
Brazil goodwill
Business Acquisition [Line Items]
Other Tax Expense (Benefit)				(57)
Internal Restructuring [Member]
Business Acquisition [Line Items]
Other Tax Expense (Benefit)			(6)
Cash pension contribution
Business Acquisition [Line Items]
Other Tax Expense (Benefit)			$ 23				23
Luxembourg tax rate change
Business Acquisition [Line Items]
Other Tax Expense (Benefit)	$ 31				(13)	(3)	(67)
Settlement of tax audits and legislative changes
Business Acquisition [Line Items]
Other Tax Expense (Benefit)				$ (14)
Tax benefit related to IP-Sun JV
Business Acquisition [Line Items]
Other Tax Expense (Benefit)						$ (67)
Other items
Business Acquisition [Line Items]
Other Tax Expense (Benefit)					$ 2		$ 5

[1]	Includes $5 million of severance charges, which is related to 69 employees, $24 million of accelerated depreciation, sale proceeds of $22 million and $1 million of other charges.
[2]	Includes $15 million of severance charges related to 908 employees.
[3]	Includes $4 million of accelerated depreciation and $3 million of severance charges which is related to 85 employees.